Segment reporting - Net Earnings By Segment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Segment Reporting Information [Line Items]
Total segment adjusted EBITDA	$ 1,200.7	$ 1,134.0
Eliminations and other	(4.8)	(1.4)
Depreciation and amortization expense	420.8	379.1	$ 366.7
Interest income	(13.2)	(6.5)	(3.1)
Interest expense	375.6	235.4	197.1
Gain on derivative instruments	(16.7)	(120.6)
Loss on debt extinguishment	10.3	9.4	127.0
Other expenses	18.9	7.1
Loss (Gain) on contingent consideration asset	2.2	(0.9)	5.1
Loss on foreign currency repatriation	0.0	4.0
Loss (Gain) on sale	(3.7)	3.7	$ (16.4)
Consolidated net earnings before taxes	411.3	624.7
Vessel Leasing
Segment Reporting Information [Line Items]
Total segment adjusted EBITDA	1,157.0	1,036.9
Mobile Power Generation
Segment Reporting Information [Line Items]
Total segment adjusted EBITDA	$ 43.7	$ 97.1